Agreements and Transactions with Affiliates - Transactions with Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Sales of natural gas, propane, NGLs and condensate	$ 2,459	$ 3,487	$ 3,038
Transportation, processing and other	232	205	160
Purchases of natural gas, propane and NGLs	2,177	3,100	2,758
General and administrative expense	74	75	66
Other income			3
Commodity Derivatives [Member]
Related Party Transaction [Line Items]
Gains (losses) from commodity derivative activity, net	70	8	3
Affiliated Entity [Member] | DCP Midstream, LLC [Member]
Related Party Transaction [Line Items]
Sales of natural gas, propane, NGLs and condensate	1,630	2,259	1,808
Transportation, processing and other	50	27	13
Purchases of natural gas, propane and NGLs	135	189	187
Operating and maintenance expense	1	1
General and administrative expense	57	56	52
Affiliated Entity [Member] | DCP Midstream, LLC [Member] | Commodity Derivatives [Member]
Related Party Transaction [Line Items]
Gains (losses) from commodity derivative activity, net	53	1	(2)
Affiliated Entity [Member] | Spectra Energy [Member]
Related Party Transaction [Line Items]
Purchases of natural gas, propane and NGLs	166	321	164
Other income			3
Affiliated Entity [Member] | ConocoPhillips [Member]
Related Party Transaction [Line Items]
Sales of natural gas, propane, NGLs and condensate	9	57	45
Transportation, processing and other	3	9	11
Purchases of natural gas, propane and NGLs	67	139	30
Affiliated Entity [Member] | Unconsolidated Affiliates [Member]
Related Party Transaction [Line Items]
Purchases of natural gas, propane and NGLs	$ 2	$ 6	$ 5